Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	421,435,030
Ordinary shares, shares outstanding	408,018,820